Schedule of inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Raw materials	$ 986	$ 1,151	$ 1,646
Total	$ 986	$ 1,151	$ 1,646